Contingencies and Commitments (Details 1) $ in Thousands	Dec. 31, 2022 CLP ($)
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	$ 1,300,130,254
Purchase and contract related to wine and grape	27,190,151
Within 1 year
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	366,466,791
Purchase and contract related to wine and grape	1,784,784
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	855,808,079
Purchase and contract related to wine and grape	25,405,367
Over 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	77,855,384
Purchase and contract related to wine and grape	$ 0